ACCESSOR FUNDS, INC.

                       SUPPLEMENT DATED SEPTEMBER 17, 2007
                                     TO THE
                  A&C CLASS PROSPECTUS DATED APRIL 30, 2007 AND
                         SUPPLEMENTED SEPTEMBER 4, 2007

             This supplement provides new and additional information
           beyond that contained in the prospectus, and should be read in conjunction with such
                    prospectus. Capitalized terms not defined
                       herein should have the meanings set
                            forth in the prospectus.

                                [ACCESSOR LOGO]

                NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

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The information in the table Annual Fund Operating Expenses for the Small to Mid
Cap Fund in the section entitled Fund Expenses is restated as follows:

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                           Small to Mid Cap Fund
                                          A Class        C Class
Management Fees                             1.00%          1.00%
Distribution & Service (12b1)               0.35%          1.00%
Other Expenses                              0.26%          0.26%
Prime Brokerage Expenses                    0.10%          0.10%
                                            ====           ====
Total Annual Fund Operating Exp             1.71%          2.36%


The information in the Expense Example for the Small to Mid Cap Fund in the section entitled Fund Expenses is restated as follows:

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
                                        ONE YEAR               THREE YEARS             FIVE YEARS              TEN YEARS
                                        A Class    C Class     A Class     C Class     A Class     C Class     A Class     C Class
Small to Mid Cap Fund                   $744       $352        $1,099      $862        $1,477      $1,397      $2,533      $2,858

You would pay the following expenses for C Class Shares if you did not redeem your shares.

                                                   One Year       Three Years       Five Years     Ten Years
Small to Mid Cap Fund                              $247           $762              $1,303         $2,779